UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment [   ];             Amendment Number:____________
       This Amendment (Check only one):     [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cheyne Capital Management (UK) LLP
Address:    Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:  028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Simon James

Title:        Compliance Officer

Phone:        +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

         /s/ Simon James            London, England             July 30, 2008
         ---------------            ---------------          -----------------
           [Signature]              [City, State]                 [Date]


Report Type                (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]       13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           Nil

Form 13F Information Table Entry Total:      88

Form 13F Information Table Value Total:      $340,616
                                             (thousands)

                       Cheyne Capital Management (UK) LLP

                           Form 13F Information Table

Name                           Title of            CUSIP    Value   SHRS or    SH/  Put/  Investment   Other       Voting Authority
                                Class                       x$1000 PRN amount  PRN  call  Discretion  Managers  Sole   Shared   None
---------------------------    --------            -----    ------ ----------  ---  ----  ----------  --------  ----   ------   ----
ABRAXAS PETE CORP              COM               003830106      54     10100   SH            SOLE               10100
ACERGY SA                      Sponsored ADR     00443E104    2827    127000   SH            SOLE              127000
AES CORP                       COM               00130H105     961     50000   SH            SOLE               50000
ALPHA NATURAL RESOURCES INC    COM               02076X102    2607     25000   SH            SOLE               25000
ALSIUS CORP                    COM               021211107     755    629292   SH            SOLE              629292
TD AMERITRADE HLDG CORP        COM               87236Y108    1176     65000   SH            SOLE               65000
ANHEUSER BUSCH COS INC         COM               035229103   59014    950000   SH            SOLE              950000
APPLIED MATLS INC              COM               038222105     687     36000   SH            SOLE               36000
ARCH COAL INC                  COM               039380100    1951     26000   SH            SOLE               26000
ARCHER DANIELS MIDLAND CO      COM               039483102    1350     40000   SH            SOLE               40000
ARRIS GROUP INC                NOTE 2.000% 11/1  04269QAC4    3691   4400000   PRN           SOLE             4400000
BEST BUY INC                   COM               086516101     792     20000   SH            SOLE               20000
ANHEUSER BUSCH COS INC         CALL              035229903    5820      6000   SH            SOLE                6000
CAPSTONE TURBINE CORP          COM               14067D102     943    225000   SH            SOLE              225000
CHAMPION ENTERPRISES INC       NOTE 2.750% 11/0  158496AC3    1001   1500000   PRN           SOLE             1500000
CHARTER COMMUNICATIONS INC D   CL A              16117M107     210    200000   SH            SOLE              200000
CHC HELICOPTER CORP            CL A SUB VTG      12541C203   33986   1082700   SH            SOLE             1082700
CHESAPEAKE ENERGY CORP         COM               165167107    1319     20000   SH            SOLE               20000
CHEVRON CORP NEW               COM               166764100     991     10000   SH            SOLE               10000
COMPANHIA VALE DO RIO DOCE     Sponsored ADR     204412209     896     25000   SH            SOLE               25000
COACH INC                      COM               189754104     578     20000   SH            SOLE               20000
COMMERCIAL METALS CO           COM               201723103    1206     32000   SH            SOLE               32000
CONSOL ENERGY INC              COM               20854P109   12361    110000   SH            SOLE              110000
COSTCO WHSL CORP NEW           COM               22160K105    2806     40000   SH            SOLE               40000
DELL INC                       COM               24702R101     219     10000   SH            SOLE               10000

Name                           Title of            CUSIP    Value   SHRS or    SH/  Put/  Investment   Other       Voting Authority
                                Class                       x$1000 PRN amount  PRN  call  Discretion  Managers  Sole   Shared   None
---------------------------    --------            -----    ------ ----------  ---  ----  ----------  --------  ----   ------   ----
DRYSHIPS INC                   SHS               Y2109Q101     802     10000   SH            SOLE               10000
DURECT CORP                    COM               266605104    2340    637653   SH            SOLE              637653
EAGLE TEST SYS INC             COM               270006109     226     20200   SH            SOLE               20200
EBAY INC                       COM               278642103     683     25000   SH            SOLE               25000
ELDORADO GOLD CORP NEW         COM               284902103    1081    125000   SH            SOLE              125000
ENSCO INTL INC                 COM               26874Q100     404      5000   SH            SOLE                5000
EXCO RESOURCES INC             COM               269279402     369     10000   SH            SOLE               10000
EXELON CORP                    COM               30161N101     450      5000   SH            SOLE                5000
EXXON MOBIL CORP               COM               30231G102     925     10500   SH            SOLE               10500
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y605    1013     50000   SH            SOLE               50000
FREEPORT-MCMORAN COPPER & GO   COM               35671D857    2930     25000   SH            SOLE               25000
GAMESTOP CORP NEW              CL A              36467W109     404     10000   SH            SOLE               10000
GOODRICH PETE CORP             COM NEW           382410405    1244     15000   SH            SOLE               15000
GOOGLE INC                     CL A              38259P508    1316      2500   SH            SOLE                2500
HUDSON CITY BANCORP            COM               443683107     667     40000   SH            SOLE               40000
INTEL CORP                     COM               458140100     651     30300   SH            SOLE               30300
INTERNATIONAL BUSINESS MACHS   COM               459200101    1185     10000   SH            SOLE               10000
INTREPID POTASH INC            COM               46121Y102     329      5000   SH            SOLE                5000
INVERNESS MED INNOVATIONS IN   COM               46126P106    1659     50000   SH            SOLE               50000
IPC HLDGS LTD                  ORD               G4933P101    1593     60000   SH            SOLE               60000
ISHARES TR                     S&P LTN AM 40     464287390    1100      4000   SH            SOLE                4000
KANSAS CITY SOUTHERN           COM NEW           485170302    1100     25000   SH            SOLE               25000
KINROSS GOLD CORP              NOTE 1.750% 3/1   496902AB3     569    500000   PRN           SOLE              500000
KOHLS CORP                     COM               500255104     601     15000   SH            SOLE               15000
LOCKHEED MARTIN CORP           DBCV 8/1          539830AP4    6202   4550000   PRN           SOLE             4550000
MCDERMOTT INTL INC             COM               580037109    1238     20000   SH            SOLE               20000
MECHEL OAO                     Sponsored ADR     583840103    3468     70000   SH            SOLE               70000
NATIONAL COAL CORP             COM NEW           632381208     355     40000   SH            SOLE               40000
NATIONAL OILWELL VARCO INC     COM               637071101    1819     20500   SH            SOLE               20500
NAVTEQ CORP                    COM               63936L100   94117   1222302   SH            SOLE             1222302
NEWMONT MINING CORP            COM               651639106     522     10000   SH            SOLE               10000
NOBLE CORPORATION              SHS               G65422100    2923     45000   SH            SOLE               45000
NORTH AMERN INS LEADERS INC    W EXP 03/21/201   65687M112       3    262500   SH            SOLE              262500
NORTH AMERN INS LEADERS INC    COM               65687M104    2082    262500   SH            SOLE              262500

Name                           Title of            CUSIP    Value   SHRS or    SH/  Put/  Investment   Other       Voting Authority
                                Class                       x$1000 PRN amount  PRN  call  Discretion  Managers  Sole   Shared   None
---------------------------    --------            -----    ------ ----------  ---  ----  ----------  --------  ----   ------   ----
OCCIDENTAL PETE CORP DEL       COM               674599105     449      5000   SH            SOLE                5000
OMNICOM GROUP INC              NOTE 7/3          681919AM8    2516   2500000   PRN           SOLE             2500000
ORACLE CORP                    COM               68389X105    2100    100000   SH            SOLE              100000
PEABODY ENERGY CORP            COM               704549104    2730     31000   SH            SOLE               31000
PEOPLES UNITED FINANCIAL INC   COM               712704105     390     25000   SH            SOLE               25000
PERINI CORP                    COM               713839108    1653     50000   SH            SOLE               50000
PETROHAWK ENERGY CORP          COM               716495106     463     10000   SH            SOLE               10000
PETROLEO BRASILEIRO SA PETRO   Sponsored ADR     71654V408    6375     90000   SH            SOLE               90000
PINNACLE GAS RESOURCES INC     COM               723464301      45     12590   SH            SOLE               12590
PULTE HOMES INC                COM               745867101     482     50000   SH            SOLE               50000
QUALCOMM INC                   COM               747525103     976     22000   SH            SOLE               22000
QWEST COMMUNICATIONS INTL IN   NOTE 3.500% 11/1  749121BY4   16242  16500000   PRN           SOLE            16500000
RECKSON OPER PARTNERSHIP L P   DEB 4.000% 6/1    75621LAJ3    5987   6400000   PRN           SOLE             6400000
SEMICONDUCTOR HLDRS TR         DEP RCPT          816636203     993     33500   SH            SOLE               33500
SPDR GOLD TRUST                GOLD SHS          78463V107    1371     15000   SH            SOLE               15000
SYMANTEC CORP                  COM               871503108     983     50788   SH            SOLE               50788
TELLABS INC                    COM               879664100     767    165000   SH            SOLE              165000
TENGASCO INC                   COM NEW           88033R205      53     20000   SH            SOLE               20000
THQ INC                        COM NEW           872443403     304     15000   SH            SOLE               15000
TRIDENT MICROSYSTEMS INC       COM               895919108     146     40000   SH            SOLE               40000
PROSHARES TR                   ULTRASHRT O&G     74347R586     534     20000   SH            SOLE               20000
VALERO ENERGY CORP NEW         COM               91913Y100    1631     39600   SH            SOLE               39600
VIRGIN MEDIA INC               COM               92769L101     272     20000   SH            SOLE               20000
VORNADO RLTY L P               DEB 3.875% 4/1    929043AC1    7930   6950000   PRN           SOLE             6950000
WESTERN DIGITAL CORP           COM               958102105    1209     35000   SH            SOLE               35000
WHOLE FOODS MKT INC            COM               966837106     237     10000   SH            SOLE               10000
WILLIAMS COS INC DEL           COM               969457100    1411     35000   SH            SOLE               35000
XM SATELLITE RADIO HLDGS INC   CL A              983759101    6609    843041   SH            SOLE              843041
YAMANA GOLD INC                COM               98462Y100    1187     70000   SH            SOLE               70000